GUGGENHEIM FUNDS TRUST | Guggenheim World Equity Income Fund
Guggenheim Funds Trust
805 King Farm Blvd., Suite 600
Rockville, Maryland 20850
Supplement Dated September 30, 2016
to the currently effective Statutory Prospectus and Summary Prospectus (together, the “Prospectuses”), as may be supplemented from time to time, for the Guggenheim World Equity Income Fund (the “Fund”)

This supplement provides updated information beyond that contained in the Prospectuses and should be read in conjunction with the Prospectuses.

Effective October 1, 2016, the Fund's Annual Fund Operating Expenses table in the section of the Prospectuses entitled “Fees and Expenses of the Fund” is deleted in its entirety and replaced as follows:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - GUGGENHEIM FUNDS TRUST - Guggenheim World Equity Income Fund		Guggenheim World Equity Income Fund, Class A	Guggenheim World Equity Income Fund, C	Guggenheim World Equity Income Fund, Institutional	Guggenheim World Equity Income Fund, P
Management Fees (as a percentage of Assets)		0.70%	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	0.25%
Other Expenses (as a percentage of Assets):	[1]	0.54%	0.59%	0.54%	2.60%
Expenses (as a percentage of Assets)		1.49%	2.29%	1.24%	3.55%
Fee Waiver or Reimbursement	[2]	(0.25%)	(0.30%)	(0.25%)	(2.31%)
Net Expenses (as a percentage of Assets)		1.24%	1.99%	0.99%	1.24%
[1]	Other expenses have been restated based on estimated amounts for the current fiscal year.
[2]	Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”), has contractually agreed through February 1, 2018 to waive fees and/or reimburse expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees (if any), but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) (“Operating Expenses”) of the Fund to the annual percentage of average daily net assets for each class of shares as follows: Class A-1.22%, Class C-1.97%, Institutional Class-0.97%, and Class P-1.22%.

Effective October 1, 2016, the Fund's expense example in the section of the Prospectuses entitled “Example” is deleted in its entirety and replaced as follows:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - GUGGENHEIM FUNDS TRUST - Guggenheim World Equity Income Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Guggenheim World Equity Income Fund, Class A	595	900	1,227	2,150
Guggenheim World Equity Income Fund, C	302	687	1,198	2,602
Guggenheim World Equity Income Fund, Institutional	101	369	657	1,478
Guggenheim World Equity Income Fund, P	126	874	1,643	3,666

Expense Example, No Redemption - GUGGENHEIM FUNDS TRUST - Guggenheim World Equity Income Fund - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Guggenheim World Equity Income Fund, Class A	595	900	1,227	2,150
Guggenheim World Equity Income Fund, C	202	687	1,198	2,602
Guggenheim World Equity Income Fund, Institutional	101	369	657	1,478
Guggenheim World Equity Income Fund, P	126	874	1,643	3,666

Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.